IOWA SCHOOLS JOINT
INVESTMENT TRUST

Interim Financial Report
December 31, 2002

www.isjit.org

Sponsored by the
 Iowa Association of School Boards

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Trustees' Report

To Iowa Schools Joint Investment Trust Participants:

The Iowa Schools Joint Investment Trust (ISJIT) is pleased to present this semi-annual report of Trust operations for the period ended December 31, 2002. During this six-month period, negative sentiment on Wall Street and geopolitical uncertainty were overriding concerns for the financial markets. Fearing these concerns could undermine the gradual economic recovery, the Federal Reserve cut the federal funds rate another 1/2 percent in November, sending money market rates to their lowest levels since the early 1960's.

Investment rates for ISJIT followed this monetary trend. Throughout these changing market conditions, ISJIT maintained a consistent focus upon its three complementary investment objectives: protection of a participant's invested funds, maintenance of the necessary degree of liquidity to accommodate participant cash management needs, and providing participants with an excellent market rate of return.

ISJIT's investment programs continue to serve numerous participants and maintain large amounts of invested funds. As of December 31, 2002, over 350 school corporations and other eligible organizations were authorized to invest in ISJIT pursuant to Iowa Code chapter 28E. On given days during the semi-annual period, combined total assets invested within the liquid funds and fixed term program flirted with $500 million.

ISJIT also continued to introduce enhancements to participants via www.isjit.org and IPASonline. These two innovative components provide participants with real-time access to every component of ISJIT operation, including electronic transaction investments and withdrawals. Approximately fifty-five percent of participants now receive e-mail notifications alerting the presence of confirmations and statements available for viewing on IPASonline, eliminating a great deal of paper and postage.

The Board of Trustees is very pleased with the success of the ISJIT cash management program and welcomes your comments or suggestions. Our goal is to provide a cash management program that is consistently responsive to member needs.

Respectfully,

Jane Lichtenstein, Chair
Board of Trustees

Management Discussion

Money market rates are now at the lowest levels since the early 1960s. The Federal Reserve cut the federal funds rate another 1/2 percent in early November, fearing that the negative sentiment on Wall Street and the uncertainty of the Iraq situation could undermine the recovery.

Both monetary and fiscal policies are now at full throttle. Short-term interest rates are below the rate of inflation, giving businesses and consumers enormous incentive to borrow. Lower long-term interest rates combined with rising housing prices have produced a record mortgage refinancing wave. The Federal budget has swung from a record surplus to deficit and the Republican sweep of Congress implies that even more fiscal stimulus is on the way. The U.S. dollar has declined from its peak, reducing a significant headwind for U.S. manufacturers.

The economy has responded to these stimulative forces. Third quarter GDP was stronger than expected, retail sales exceeded estimates in November, claims for unemployment insurance are beginning to decline, businesses are starting to increase spending on equipment and software, and housing starts remain healthy. Still the Fed is not expected to raise rates until economic growth is solid for a few quarters in a row.

Despite today's low yield environment, the ISJIT Diversified Fund continues to provide a competitive yield relative to other short-term investment opportunities.

As always, the ISJIT program emphasizes three elements: safety, liquidity, and competitive rates, in that order. We look forward to continuing to service your cash management needs.

Sincerely,

Kathryn D. Beyer, CFA
Managing Director
Investors Management Group

IOWA SCHOOLS JOINT INVESTMENT TRUST
DIVERSIFIED PORTFOLIO
STATEMENT OF NET ASSETS (Unaudited)
DECEMBER 31, 2002
(Showing Percentage of Net Assets)

		Yield at
		Time of		Amortized
Par Value	Description	Purchase	Due Date	Cost

DISCOUNTED GOVERNMENT SECURITIES -- 45.84%
$10,451,000	Federal Home Loan Mortgage Corp Discount Note	1.73%	01/23/03	$10,440,142
8,110,000	Student Loan Marketing Association, Discount Note	1.73%	01/27/03	8,100,043
10,000,000	Federal National Mortgage Association, Discount Note	1.30%	01/30/03	9,989,689
4,000,000	Federal Home Loan Mortgage Corporation, Discount Note	1.29%	02/12/03	3,994,073
10,000,000	Federal National Mortgage Association, Discount Note	1.30%	02/14/03	9,984,355
10,000,000	Federal Home Loan Mortgage Corporation, Discount Note	1.29%	02/27/03	9,979,892
12,000,000	Federal Home Loan Bank, Discount Note	1.29%	02/28/03	11,975,447
10,000,000	Federal Home Loan Mortgage Corporation, Discount Note	1.30%	03/13/03	9,974,755
10,000,000	Federal Home Loan Mortgage Corporation, Discount Note	1.30%	03/13/03	9,974,755
11,550,000	Federal Home Loan Mortgage Corporation, Discount Note	1.30%	03/13/03	11,520,843
10,000,000	Federal National Mortgage Association, Discount Note	1.74%	03/19/03	9,963,639
10,000,000	Federal National Mortgage Association, Discount Note	1.30%	03/19/03	9,972,622
10,000,000	Federal National Mortgage Association, Discount Note	1.30%	03/19/03	9,972,622
	TOTAL (cost -- $125,842,877)			$125,842,877

COUPON SECURITIES -- 24.45%
$1,440,000	Federal Farm Credit Bank, 1.73%	1.78%	01/02/03	$1,439,998
1,695,000	Federal National Mortgage Association, 5.25%	1.75%	01/15/03	1,697,245
1,500,000	Federal Home Loan Bank, 5.50%	1.31%	01/21/03	1,503,402
12,000,000	Federal Home Loan Bank, Variable Rate, 1.27%*	1.72%	01/23/03	11,999,576
2,000,000	Federal National Mortgage Association, 5.99%	1.32%	02/04/03	2,008,510
4,500,000	Federal National Mortgage Association, 2.25%	1.36%	02/07/03	4,503,918
2,055,000	Federal Home Loan Bank, 7.00%	1.77%	02/14/03	2,067,757
7,200,000	Federal Home Loan Bank, 7.00%	1.32%	02/14/03	7,248,322
1,271,000	Federal National Mortgage Association, 5.00%	1.32%	02/14/03	1,276,522
3,000,000	Federal Home Loan Mortgage Corporation, 7.00%	1.40%	02/15/03	3,020,725
10,000,000	Student Loan Marketing Association, Variable Rate, 1.31%*	1.85%	02/18/03	9,999,995

See accompanying notes to financial statements.
*Denotes floating rate investment with interest rate as of December 31, 2002

1,000,000	Federal Home Loan Bank, 5.00%	1.32%	02/28/03	1,005,738
2,000,000	Federal Home Loan Mortgage Corporation, 4.75%	1.75%	03/15/03	2,012,126
1,000,000	Federal Home Loan Mortgage Corporation, 4.75%	1.33%	03/15/03	1,006,953
6,000,000	Federal Agricultural Mortgage Corporation, 5.89%	1.30%	03/19/03	6,058,476
1,050,000	Federal Home Loan Mortgage Corporation, 6.22%	1.75%	03/24/03	1,060,539
5,000,000	Federal Home Loan Bank, 6.085%	1.29%	03/24/03	5,054,276
3,250,000	Student Loan Marketing Association, Variable Rate, 1.66%*	1.86%	04/04/03	3,252,892
900,000	Student Loan Marketing Association, Variable Rate, 1.59%*	1.31%	07/16/03	901,415
	TOTAL (cost -- $67,118,385)			$67,118,385

CERTIFICATES OF DEPOSIT -- 6.46%
$250,000	Ft. Madison Bank & Trust, Ft. Madison	3.00%	01/16/03	$250,000
250,000	Ft. Madison Bank & Trust, Ft. Madison	3.00%	01/22/03	250,000
1,000,000	Liberty Bank, West Des Moines	3.00%	03/07/03	1,000,000
2,000,000	First National Bank, Fairfield	2.48%	03/10/03	2,000,000
500,000	Peoples Bank & Trust, Rock Valley	1.61%	03/10/03	500,000
1,500,000	Union State Bank, Winterset	1.50%	03/11/03	1,500,000
500,000	Freedom Financial Bank, West Des Moines	2.25%	03/12/03	500,000
1,000,000	Community First National Bank, Decorah	1.50%	03/17/03	1,000,000
500,000	Valley State Bank, Eldridge	3.00%	03/19/03	500,000
1,500,000	Community First National Bank, Decorah	1.50%	03/31/03	1,500,000
500,000	Union State Bank, Winterset	1.50%	03/31/03	500,000
250,000	First State Bank, Huxley	2.00%	04/14/03	250,000
1,000,000	Community First National Bank, Decorah	2.00%	04/28/03	1,000,000
500,000	Ft. Madison Bank & Trust, Ft. Madison	1.88%	04/30/03	500,000
2,000,000	St. Ansgar State Bank, St. Ansgar	2.00%	05/02/03	2,000,000
250,000	Citizens Bank, Sac City	3.50%	05/28/03	250,000
500,000	First American Bank, Ames	3.50%	06/17/03	500,000
500,000	Farmers State Bank, Hawarden	1.50%	06/27/03	500,000
250,000	Citizens Bank, Sac City	3.00%	09/19/03	250,000
500,000	First American Bank, Ames	2.80%	09/30/03	500,000

See accompanying notes to financial statements.
*Denotes floating rate investment with interest rate as of December 31, 2002

500,000	Premier Bank, Rock Valley	2.70%	10/15/03	500,000
1,000,000	Liberty Bank, West Des Moines	2.00%	12/04/03	1,000,000
500,000	Tri County Bank & Trust, Cascade	2.00%	12/15/03	500,000
250,000	Citizens Bank, Sac City	2.00%	12/18/03	250,000
250,000	Citizens Bank, Sac City	2.00%	12/23/03	250,000
	TOTAL (cost -- $17,750,000)			$17,750,000

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. securities) -- 23.03%
$31,612,000	Merrill Lynch, Repurchase Agreement	1.18%	01/02/03	$31,612,000
31,613,000	UBS Warburg, Repurchase Agreement	1.25%	01/02/03	31,613,000
	TOTAL (cost -- $63,225,000)			$63,225,000

TOTAL INVESTMENTS -- 99.78% (cost -- $273,936,262)				$273,936,262

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- .22%
	(Includes $93,593 payable to IMG and $199,827
	dividends payable to unitholders)			$611,168

NET ASSETS -- 100%
	Applicable to 274,547,430 outstanding units			$274,547,430

NET ASSET VALUE:				$1.00
	Offering and redemption price per unit ($274,547,430
	divided by 274,547,430 units outstanding)

See accompanying notes to financial statements.

*Denotes floating rate investment with interest rate as of December 31, 2002

IOWA SCHOOLS JOINT INVESTMENT TRUST
DIRECT GOVERNMENT OBLIGATION PORTFOLIO
STATEMENT OF NET ASSETS (Unaudited)
DECEMBER 31, 2002
(Showing Percentage of Net Assets)

		Yield at
		Time of		Amortized
Par Value	Description	Purchase	Due Date	Cost

DISCOUNTED GOVERNMENT SECURITIES -- 18.29%
$2,500,000	U. S. Treasury Bill	1.68%	01/23/03	$2,497,479
382,000	Financing Corporation Strips	1.76%	02/08/03	381,285
2,500,000	U. S. Treasury Bill	1.69%	03/13/03	2,491,840
1,000,000	U. S. Treasury Strips	1.29%	05/15/03	995,265
900,000	Israel Government Trust Certificate, 0.00%	1.41%	05/15/03	895,332
	TOTAL (cost -- $7,261,201)			$7,261,201

COUPON SECURITIES -- 4.54%
$250,000	Private Export Funding, 8.75%	1.92%	06/30/03	$258,332
1,500,000	Housing Urban Development, 7.126%	1.91%	08/01/03	1,544,802
	TOTAL (cost -- $1,803,134)			$1,803,134

REPURCHASE AGREEMENTS (collateralized by U.S. Govt. securities) -- 77.16%
$30,640,000	UBS Warburg, Repurchase Agreement	1.13%	01/02/03	$30,640,000
	TOTAL (cost -- $30,640,000)			$30,640,000

TOTAL INVESTMENTS -- 99.99% (cost -- $39,704,335)				$39,704,335

EXCESS OF OTHER ASSETS OVER TOTAL LIABILITIES -- .01%
	(Includes $13,326 payable to IMG and $23,924
	dividends payable to unitholders)			$3,545

NET ASSETS -- 100%
	Applicable to 39,707,880 outstanding units			$39,707,880

NET ASSET VALUE:				$1.00
	Offering and redemption price per unit ($39,707,880
	divided by 39,707,880 units outstanding)

See accompanying notes to financial statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST
STATEMENT OF OPERATIONS (Unaudited)
For the period July 1, 2002 to December 31, 2002

		Direct Government
	Diversified Portfolio	Obligation Portfolio
INVESTMENT INCOME:
Interest	$1,832,357	$342,163

EXPENSES:
Investment advisory and
program support fees	$444,973	$88,711
Custody and administrative fees	51,564	10,437
Distribution fees	108,010	20,873
Other fees and expenses	32,403	6,262

Total Expenses	636,950	126,283

NET INVESTMENT INCOME	$1,195,407	$215,880

See accompanying notes to financial statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST
STATEMENT OF CHANGES IN NET ASSETS (Unaudited)
For the period July 1, 2002 to December 31, 2002

		Direct Government
	Diversified Portfolio	Obligation Portfolio
From Investment Activities:
Net investment income
distributed to unitholders	$1,195,407	$215,880

From Unit Transactions:
(at constant net asset value of $1
per unit)
Units sold	$527,659,734	$22,384,052
Units issued in reinvestment
of dividends from net
investment income	1,195,407	215,880
Units redeemed	(522,420,740)	(24,647,210)
Net increase (decrease) in net assets
derived from unit transactions	6,434,401	(2,047,278)

Net assets at beginning of period	268,113,029	41,755,158

Net assets at end of period	$274,547,430	$39,707,880

See accompanying notes to financial statements.

DIVERSIFIED PORTFOLIO
Selected Data for a Unit of Each Portfolio
Outstanding Through Each Period*	2002	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Net Investment Income	0.011	0.028	0.060	0.047	0.047
Dividends Distributed	(0.011)	(0.028)	(0.060)	(0.047)	(0.047)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	1.13%	2.76%	5.98%	4.75%	4.74%
Ratio of Expenses to Average Net Assets	0.59%	0.59%	0.59%	0.60%	0.60%
Ratio of Net Income to Average Net Assets	1.13%	2.76%	5.98%	4.75%	4.74%
Net Assets, End of Period (000 Omitted)	$274,547	$277,564	$282,280	$238,922	$208,205

DIRECT GOVERNMENT OBLIGATION PORTFOLIO
Selected Data for a Unit of Each Portfolio
Outstanding Through Each Period*	2002	2001	2000	1999	1998

Net Asset Value, Beginning of Period	$1.000	$1.000	$1.000	$1.000	$1.000
Net Investment Income	0.010	0.024	0.059	0.046	0.046
Dividends Distributed	(0.010)	(0.024)	(0.059)	(0.046)	(0.046)
Net Asset Value, End of Period	$1.000	$1.000	$1.000	$1.000	$1.000

Total Return	1.03%	2.41%	5.89%	4.60%	4.65%
Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.61%
Ratio of Net Income to Average Net Assets	1.03%	2.41%	5.89%	4.60%	4.65%
Net Assets, End of Period (000 Omitted)	$39,708	$44,265	$37,989	$34,179	$33,755

*For the six month period ending December 31, annualized
See accompanying notes to financial statements.

IOWA SCHOOLS JOINT INVESTMENT TRUST

Notes to Financial Statements (Unaudited)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization

Iowa Schools Joint Investment Trust (ISJIT) is a common law trust established under Iowa law pursuant to Chapter 28E and Section 279.29, Iowa Code (1985), as amended, which authorizes Iowa schools to jointly invest moneys pursuant to a joint investment agreement. ISJIT is registered under the Investment Company Act of 1940. ISJIT was established by the adoption of a Joint Powers Agreement and Declaration of Trust as of October 1, 1986, and commenced operations on December 16, 1986. The Joint Powers Agreement and Declaration of Trust was amended September 22, 1988, and again on May 1, 1993. As amended, ISJIT is authorized and now operates investment programs, including the Diversified Portfolio and the Direct Government Obligation (DGO) Portfolio. The accompanying financial statements include activities of the Diversified and DGO Portfolios. The objective of the portfolios is to maintain a high degree of liquidity and safety of principal through investment in short-term securities as permitted for Iowa schools under Iowa law. Wells Fargo Bank Iowa, N.A. serves as the Custodian, and Investors Management Group serves as the Investment Adviser.

The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of net investment income during the period. Actual results could differ from those estimates.

Investments in Securities

The Diversified and Direct Government Obligation Portfolios consist of cash and short-term investments valued at amortized cost pursuant to Rule 2a-7 under the Investment Company Act of 1940. This involves valuing a portfolio security at its original cost on the date of purchase, and thereafter amortizing any premium or discount on a straight-line basis to maturity. The amount of premium or discount amortized to income under the straight-line method does not differ materially from the amount which would be amortized to income under the interest method. Procedures are followed to maintain a constant net asset value of $1.00 per unit for each portfolio.

Security transactions are accounted for on the trade date. Interest income, including the accretion of discount and amortization of premium, is recorded on the accrual basis.

Certificates of deposit amounts in excess of the $100,000 federal deposit insurance are collateralized as required by Iowa law, including the security provided by the State of Iowa's sinking fund for public deposits.

In connection with transactions in repurchase agreements, it is ISJIT's policy that its Custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest at all times. If the seller defaults and the value of the collateral declines, realization of the collateral by ISJIT may be delayed or limited. At December 31, 2002 the securities purchased under overnight agreements to resell were collateralized by government and government agency securities with market values of $64,498,138 and $31,253,738 for the Diversified Portfolio and the Direct Government Obligation Portfolio, respectively.

Under Governmental Accounting Standards as to custodial credit risk, ISJIT's investments in securities are classified as category one. Category one is the most secure investment category description.

Unit Issues, Redemptions, and Distributions

ISJIT determines the net asset value of each portfolio account daily. Units are issued and redeemed daily at the daily net asset value. Dividends from net investment income for each portfolio is declared daily and distributed monthly.

Income Taxes

ISJIT is exempt from federal and state income tax.

Fees and Expenses

Under separate agreements with ISJIT, Investors Management Group (IMG), the Investment Adviser, and Wells Fargo Bank Iowa, N.A. (Wells Fargo), the Custodian, are paid an annual fee for operating the investment programs.

For advisory, marketing, and administrative services provided to the Diversified Portfolio, IMG receives .425 percent of the average daily net asset value up to $150 million, .390 percent from $150 to $200 million, .375 percent from $200 to $250 million, and .350 percent exceeding $250 million. For advisory, marketing, and administrative services provided to the Direct Government Obligation Portfolio, IMG receives .425 percent of the average daily net asset value up to $150 million, .390 percent from $150 to $200 million, .375 percent from $200 to $250 million, and .350 percent exceeding $250 million. For the six months ended December 31, 2002, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $444,973 and $88,711, respectively, to IMG for services provided.

For custodial services provided to the Diversified Portfolio, Wells Fargo receives .050 percent of the average daily net asset value up to $150 million, .045 percent from $150 to $200 million, .040 percent from $200 to $250 million, and .035 percent exceeding $250 million. For custodial services provided to the Direct Government Obligation Portfolio, Wells Fargo receives .050 percent of the average daily net asset value up to $150 million, .045 percent from $150 to $200 million, .040 percent from $200 to $250 million, and .035 percent exceeding $250 million. For the six months ended December 31, 2002, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $51,564 and $10,437, respectively, to Wells Fargo for services provided.

Under a distribution plan, the sponsoring association receives an annual fee of .100 percent of the daily net asset value of the portfolios. For six months ended December 31, 2002, the Diversified Portfolio and the Direct Government Obligation Portfolio paid $108,010 and $20,873, respectively, to the Iowa Association of School Boards. ISJIT is responsible for operating expenses incurred directly by ISJIT. All fees are computed daily and paid monthly.

(2) SECURITIES TRANSACTIONS

Purchases of portfolio securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $11,648,453,081 and $4,251,360,885, respectively, for the six month period ended December 31, 2002. Proceeds from maturities of securities for the Diversified Portfolio and Direct Government Obligation Portfolio aggregated $11,641,616,412 and $4,253,464,296, respectively, for the six month period ended December 31, 2002.

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BOARD OF TRUSTEES

Jane Lichtenstein, Chair, Durant
Susan McDermott, Vice Chair, Cedar Rapids
Paul Bobek, Treasurer, Iowa City
Ron Rice, Secretary, IASB Executive Director
Larry Sigel, Asst. Secretary, IASB School Finance Director
Veronica Stalker, Trustee, Waukee
Don Friedrichsen, Trustee, Galva-Holstein
Richard VandeKieft, Trustee, Cedar Falls

SERVICE PROVIDERS

Investment Adviser:
Investors Management Group
1415 28th Street, Suite 200
West Des Moines, IA 50266-1450

Custodian:
Wells Fargo Bank Iowa, N.A.
666 Walnut, P.O. Box 837
Des Moines, IA 50304

Legal Counsel:
Brick, Gentry, Bowers, et al
550 39th Street, Suite 200
Des Moines, IA 50312

Independent Auditor:
KPMG LLP
2500 Ruan Center
Des Moines, IA 50309

IOWA SCHOOLS JOINT INVESTMENT TRUST
www.isjit.org
P.O. Box 71158
Clive, Iowa 50325-0158
(800) 872-0140